AMERICAN UNITED LIFE INSURANCE COMPANY® a ONEAMERICA® company One American Square, P.O. Box 368 Indianapolis, IN 46206-0368	Phone (317) 285-1877

August 17, 2022

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:                           Registration Statement on Form N-6 for AUL American Individual Variable Life Unit Trust (File Nos. 333-263757 and 811-08311) and Request for Acceleration of Effectiveness of Pre-Effective Amendment No. 4

Dear Sir or Madam:

On behalf of American United Life Insurance Company (“AUL”) and its separate account, AUL American Individual Variable Life Unit Trust (the “Separate Account”), we are electronically filing via EDGAR a copy of Pre-Effective Amendment No. 4 to the Separate Account’s registration statement on Form N-6 under Securities Act of 1933, as amended (“Securities Act”), and under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of: (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with Pre-Effective Amendment No. 3 to the Separate Account’s registration statement on Form N-6 (the “Registration Statement”); and (ii) making non-material changes to the Separate Account’s Registration Statement. We note that the Separate Account has separately filed via EDGAR correspondence responses to the comments of the staff of the SEC on the Registration Statement.

Pursuant to Rule 461 under the Securities Act, we hereby respectfully request that the effectiveness of the above-captioned Registration Statement be accelerated so that the same will become on Monday, August 22, 2022, or as soon as practicable thereafter.

OneAmerica Securities, Inc. (the “Distributor”), the principal underwriter and distributor of the Separate Account, has also signed this letter requesting acceleration of effectiveness. AUL and the Distributor are aware of their obligations under the Securities Act.

Please contact Corey F. Rose of Dechert LLP at (202) 261-3314 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Very truly yours,

American United Life Insurance Company		OneAmerica Securities, Inc.

By:	/s/ Stephen Due	By:	/s/ Sean McGoff
Name:	Stephen Due	Name:	Sean McGoff
Title:	Vice President, Deputy General Counsel	Title:	Chief Compliance Officer

cc:                                Corey F. Rose, Esq., Dechert LLP